Statements of Changes in Net Assets Available for Benefits - EBP 018 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increases (Decreases):
Change in plan interest in A.O. Smith Corporation Master Trust (Note 2)	$ 72,880,672	$ 55,850,152
Net appreciation in fair value of investments	7,053	76,127
Interest and dividends	64,524	85,959
Interest income from participant loans	791,038	645,023
Net income	73,743,287	56,657,261
Contributions:
Company	18,753,478	18,702,406
Participants	25,522,111	24,919,997
Rollovers	5,305,662	1,900,050
Total contributions	49,581,251	45,522,453
Total increases	123,324,538	102,179,714
Decreases:
Benefit and withdrawal payments	100,785,241	68,918,435
Change in net assets available before transfers	22,539,297	33,261,279
Transfers from other plans	929,867	1,712,980
Change in net assets available for benefits	23,469,164	34,974,259
Net assets available for benefits:
Beginning of year	617,703,307	582,729,048
End of year	$ 641,172,471	$ 617,703,307